Schedule Redeemable Convertible Preferred Stock (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Jan. 31, 2024
Preferred stock, shares authorized	10,184,163	6,011,819	6,011,819
Issued and Outstanding Shares	10,118,115	4,185,420
Liquidation Value	$ 61,727	$ 18,865
Carrying Value	$ 47,637	$ 15,770
Series Seed One [Member]
Preferred stock, shares authorized	1,442,006	3,202,357
Issued and Outstanding Shares	1,375,958	1,375,958
Liquidation Value	$ 12,890	$ 12,890
Carrying Value	$ 8,554	$ 8,554
Series Seed Two [Member]
Preferred stock, shares authorized	1,280,902	1,280,902
Issued and Outstanding Shares	1,280,902	1,280,902
Liquidation Value	$ 1,500	$ 1,500
Carrying Value	$ 2,600	$ 2,600
Series Seed Three [Member]
Preferred stock, shares authorized	1,528,560	1,528,560
Issued and Outstanding Shares	1,528,560	1,528,560
Liquidation Value	$ 4,475	$ 4,475
Carrying Value	$ 4,616	$ 4,616
Series A One [Member]
Preferred stock, shares authorized	4,073,456
Issued and Outstanding Shares	4,073,456
Liquidation Value	$ 29,868
Carrying Value	$ 19,634
Series A Two [Member]
Preferred stock, shares authorized	738,035
Issued and Outstanding Shares	738,035
Liquidation Value	$ 5,263
Carrying Value	$ 4,037
Series A Three [Member]
Preferred stock, shares authorized	1,121,204
Issued and Outstanding Shares	1,121,204
Liquidation Value	$ 7,731
Carrying Value	$ 8,196